COMPUTER AND EQUIPMENT (Tables)	10 Months Ended
Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
SCHEDULE OF COMPUTER AND EQUIPMENT	Computer and equipment as at December 31, 2023 consisted of the following:
December 31, 2023
Computer and equipment	$1,974
Accumulated depreciation	(6)
$1,968